Loan Receivables (Tables)	6 Months Ended
Jun. 30, 2024
Loan Receivables [Abstract]
Schedule of Loan Receivables
	December 31, 2023	June 30, 2024
	RM	RM	USD

Personal loans	2,912,547	3,482,771	738,313
Term loans	43,339,398	40,241,358	8,530,772
Loans to related parties	2,819,450	20,112,762	4,263,708
	49,071,395	63,836,891	13,532,793
Less: Unearned interest	(12,222,634)	(417,883)	(88,587)
	36,848,761	63,419,008	13,444,206
Less: Allowance for expected credit losses on loan receivables	(272,225)	(640,684)	(135,819)
	36,576,536	62,778,324	13,308,387
	December 31, 2023	June 30, 2024
	RM	RM	USD

Current asset	15,378,236	23,538,832	4,990,001
Non-current asset	21,198,300	39,239,492	8,318,386
	36,576,536	62,778,324	13,308,387

Schedule of Outstanding Balances	The average credit period for services rendered is 30 (2023: 30) days. No interest is charged on the outstanding balances.
	December 31, 2023	June 30, 2024
	RM	RM	USD
Not past due	47,476,339	62,149,303	13,175,041
Past due	1,595,056	1,687,588	357,752
	49,071,395	63,836,891	13,532,793
Less: Allowance for expected credit losses on loan receivables	(272,225)	(640,684)	(135,819)
	48,799,170	63,196,207	26,929,767

Schedule of Aging of Loan Receivables	Aging of loan receivables that are past due the average credit period:
	December 31, 2023	June 30, 2024
	RM	RM	USD
< 30 days	1,482,120	816,739	173,141
31 days to 60 days	103,416	108,247	22,947
61 days to 210 days	9,520	762,602	161,664
211 days to 240 days	-	-	-
241 days to < 1 year	-	-	-
Total	1,595,056	1,687,588	357,752

Schedule of Risk Profile of Loan Receivables Based on the Group’s Provision Matrix	As the Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:
	Loan receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211 – 240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Lifetime ECL – December 31, 2023	237,382	31,125	3,102	616	-	-	272,225
Lifetime ECL – June 30, 2024	548,129	47,460	6,349	38,746	-	-	640,684